Offerings	Jul. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-1 Asset-Backed Notes, Series FCALT 2025-B
Maximum Aggregate Offering Price	$ 155,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,730.50
Offering Note	1a The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price are estimated solely for the purposes of calculating the registration fee. 1b Pursuant to rule 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2 Asset-Backed Notes, Series FCALT 2025-B
Maximum Aggregate Offering Price	$ 507,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 77,698.25
Offering Note	1a See Offering Note 1. 1b See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Asset-Backed Notes, Series FCALT 2025-B
Maximum Aggregate Offering Price	$ 507,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 77,698.25
Offering Note	1a See Offering Note 1. 1b See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Asset-Backed Notes, Series FCALT 2025-B
Maximum Aggregate Offering Price	$ 80,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,248.00
Offering Note	1a See Offering Note 1. 1b See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B Asset-Backed Notes, Series FCALT 2025-B
Maximum Aggregate Offering Price	$ 56,180,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,601.16
Offering Note	1a See Offering Note 1. 1b See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Asset-Backed Securities
Security Class Title	Exchange Note
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	1a The exchange note issued by CAB East LLC and CAB West LLC will be backed by the reference pool of leases and leased vehicles owned by CAB East LLC and CAB West LLC. The exchange note will be sold by Ford Credit to Ford Credit Auto Lease Two LLC and sold by Ford Credit Auto Lease Two LLC to the trust. The exchange note is not being offered to investors under this prospectus or the registration statement.